Taxation - Income taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Current income tax expenses | ¥	¥ 15,638,000		¥ 16,583,000	¥ 5,443,000
One Subsidiary
Taxation
Statutory EIT rate (in percent)	25.00%	25.00%
Preferential tax rate (in percent)	15.00%	15.00%	15.00%	15.00%
Hong Kong | Assessable profits up to HK$2 million
Taxation
Current income tax expenses		$ 2
Statutory EIT rate (in percent)	8.25%	8.25%
Hong Kong | Assessable profits over HK$2 million
Taxation
Current income tax expenses		$ 2
Statutory EIT rate (in percent)	16.50%	16.50%
China
Taxation
Statutory EIT rate (in percent)	25.00%	25.00%